SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES

                              --------------------

                        DWS Dreman Small Cap Value Fund
                               DWS Balanced Fund
                            DWS Large Cap Value Fund



Effective November 17, 2006, Class R shares of each of the above-noted funds converted into Class A shares of the applicable fund, and are no longer available for investment.










               Please Retain this Supplement for Future Reference


                                                              [DWS SCUDDER LOGO]
                                                             Deutsche Bank Group

November 29, 2006